Advances to joint ventures (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Advances to joint ventures
Current portion of advances to joint ventures	$ 0	$ 0
Long-term advances to joint ventures	3,988	3,831
Advances/shareholder loans to joint ventures	$ 3,988	$ 3,831